CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable and other assets:
Trade receivables	$ 3.3	$ 8.1
Prepaid expenses	31.9	21.6
VAT receivable	79.5	46.6
Deposits	16.6	28.9
Other	83.2	10.6
Total accounts receivable and other assets	214.5	$ 115.8
Initial insurance recoveries	$ 61.5